OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 209	$ 157
Advances to suppliers	323	308
Government institutions	208	124
Other	859	287
Other current assets	$ 1,599	$ 876